Shareholder Report, Average Annual Return (Details) 190135_Akre Focus ETF_TF_TSR SemiAnnual {TF}	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026
Akre Focus ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Akre Focus ETF NAV
Average Annual Return, Percent		(12.67%)	7.42%	13.40%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent		16.35%	14.99%	15.57%
S&P 500 Equal Weight Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Equal Weight Total Return
Average Annual Return, Percent		11.29%	11.40%	12.73%